Prepaid Expenses and Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
Schedule of prepaid expenses and other current assets
	As of December 31,
	2019	2020
	$	$
Staff advances	301	851
Prepayment for products	1,539	1,528
Advance to OEMs	15,897	16,417
Rental and other deposits	718	1,426
VAT recoverable	2,400	1,437
Receivable from an export/import agent	6,410	9,101
Rebate receivable	1,448	-
Others	124	397
	28,837	31,157
Less: provision	(12,871)	(13,992)

	15,966	17,165